ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2013	2012
ASSETS

CURRENT ASSETS
Cash and cash equivalents	$3,414	$2,887
Restricted cash	—	367,645
Amounts due from affiliated companies	—	1,113
Amounts due from subsidiaries	74,930	77,471
Income tax receivable	—	266
Prepaid expenses and other current assets	3,717	2,448

Total current assets	82,061	451,830

INVESTMENTS IN SUBSIDIARIES	5,492,941	4,123,067
DEFERRED FINANCING COST	—	1,427

TOTAL ASSETS	$5,575,002	$4,576,324

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES
Accrued expenses and other current liabilities	$2,336	$6,465
Income tax payable	128	—
Amounts due to affiliated companies	1,783	59
Amounts due to subsidiaries	181,819	181,371
Amounts due to shareholders	67	—
Current portion of long-term debt	—	720,923

Total current liabilities	186,133	908,818

ADVANCE FROM A SUBSIDIARY	1,142,199	281,567

SHAREHOLDERS’ EQUITY

Ordinary shares at US$0.01 par value per share (Authorized – 7,300,000,000 shares as of December 31, 2013 and 2012 and issued – 1,666,633,448 and 1,658,059,295 shares as of December 31, 2013 and 2012, respectively)	16,667	16,581
Treasury shares, at cost (16,222,246 and 11,267,038 shares as of December 31, 2013 and 2012, respectively)	(5,960)	(113)
Additional paid-in capital	3,479,399	3,235,835
Accumulated other comprehensive losses	(15,592)	(1,057)
Retained earnings	772,156	134,693

Total shareholders’ equity	4,246,670	3,385,939

TOTAL LIABILITIES AND EQUITY	$5,575,002	$4,576,324

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2013	2012	2011
REVENUE	$—	$—	$—

OPERATING EXPENSES
General and administrative	(33,345)	(26,164)	(19,474)
Property charges and others	—	—	(1,000)

Total operating expenses	(33,345)	(26,164)	(20,474)

OPERATING LOSS	(33,345)	(26,164)	(20,474)

NON-OPERATING INCOME (EXPENSES)
Interest income	(403)	5,544	3,683
Interest expenses, net of capitalized interest	(4,274)	(16,634)	(12,060)
Amortization of deferred financing cost	(748)	(3,732)	(2,260)
Foreign exchange (loss) gain, net	(1,231)	118	(293)
Other income, net	20,366	17,103	14,812
Listing expenses	—	—	(8,950)
Loss on extinguishment of debt	(679)	—	—
Share of results of subsidiaries	658,016	441,112	320,809

Total non-operating income, net	671,047	443,511	315,741

INCOME BEFORE INCOME TAX	637,702	417,347	295,267
INCOME TAX EXPENSE	(239)	(144)	(611)

NET INCOME	$637,463	$417,203	$294,656

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of U.S. dollars)

	Year Ended December 31,
	2013	2012	2011
Net income	$637,463	$417,203	$294,656
Other comprehensive (loss) income:
Foreign currency translation adjustment	(14,535)	16	(149)
Change in fair value of interest rate swap agreements	—	—	6,111
Change in fair value of forward exchange rate contracts	—	99	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	—	(138)	—

Other comprehensive (loss) income	(14,535)	(23)	10,311

Total comprehensive income attributable to Parent Company	$622,928	$417,180	$304,967

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

(In thousands of U.S. dollars, except share and per share data)

	Ordinary Shares		Treasury Shares		Additional Paid-in Capital	Accumulated Other Comprehensive Losses	(Accumulated Losses) Retained Earnings	Total Shareholders’ Equity
	Shares	Amount	Shares	Amount
BALANCE AT JANUARY 1, 2011	1,605,658,111	$16,056	(8,409,186)	$(84)	$3,095,730	$(11,345)	$(577,166)	$2,523,191
Net income for the year	—	—	—	—	—	—	294,656	294,656
Foreign currency translation adjustment	—	—	—	—	—	(149)	—	(149)
Change in fair value of interest rate swap agreements	—	—	—	—	—	6,111	—	6,111
Change in fair value of forward exchange rate contracts	—	—	—	—	—	39	—	39
Reclassification to earnings upon discontinuance of hedge accounting	—	—	—	—	—	4,310	—	4,310
Share-based compensation	—	—	—	—	8,624	—	—	8,624
Shares issued upon restricted shares vested	310,575	3	—	—	(3)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	6,920,386	69	(6,920,386)	(69)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	941,648	9	(9)	—	—	—
Exercise of share options	—	—	3,835,596	38	3,912	—	—	3,950
Issuance of shares for conversion of shareholders’ loans	40,211,930	403	—	—	115,020	—	—	115,423

BALANCE AT DECEMBER 31, 2011	1,653,101,002	16,531	(10,552,328)	(106)	3,223,274	(1,034)	(282,510)	2,956,155
Net income for the year	—	—	—	—	—	—	417,203	417,203
Foreign currency translation adjustment	—	—	—	—	—	16	—	16
Change in fair value of forward exchange rate contracts	—	—	—	—	—	99	—	99
Reclassification to earnings upon settlement of forward exchange rate contracts	—	—	—	—	—	(138)	—	(138)
Share-based compensation	—	—	—	—	8,973	—	—	8,973
Shares issued for future vesting of restricted shares and exercise of share options	4,958,293	50	(4,958,293)	(50)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,276,634	13	(13)	—	—	—
Cancellation of vested restricted shares	—	—	(6)	—	—	—	—	—
Exercise of share options	—	—	2,966,955	30	3,601	—	—	3,631

BALANCE AT DECEMBER 31, 2012	1,658,059,295	16,581	(11,267,038)	(113)	3,235,835	(1,057)	134,693	3,385,939
Net income for the year	—	—	—	—	—	—	637,463	637,463
Foreign currency translation adjustment	—	—	—	—	—	(14,535)	—	(14,535)
Share-based compensation	—	—	—	—	14,119	—	—	14,119
Shares purchased under trust arrangement for future vesting of restricted shares	—	—	(1,121,838)	(8,770)	—	—	—	(8,770)
Transfer of shares purchased under trust arrangement for restricted shares vested	—	—	378,579	2,965	(2,965)	—	—	—
Shares issued for future vesting of restricted shares and exercise of share options	8,574,153	86	(8,574,153)	(86)	—	—	—	—
Issuance of shares for restricted shares vested	—	—	1,297,902	13	(13)	—	—	—
Exercise of share options	—	—	3,064,302	31	4,888	—	—	4,919
Change in shareholding of the Philippines subsidiaries	—	—	—	—	227,535	—	—	227,535

BALANCE AT DECEMBER 31, 2013	1,666,633,448	$16,667	(16,222,246)	$(5,960)	$3,479,399	$(15,592)	$772,156	$4,246,670

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year Ended December 31,
	2013	2012	2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$637,463	$417,203	$294,656
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	11,249	8,973	8,624
Amortization of deferred financing cost	748	3,732	2,260
Loss on extinguishment of debt	679	—	—
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	—	(138)	—
Share of results of subsidiaries	(658,016)	(441,112)	(320,809)
Changes in operating assets and liabilities:
Amounts due from affiliated companies	1,113	438	(200)
Income tax receivable	—	—	265
Prepaid expenses and other current assets	(367)	3,649	(1,819)
Long-term prepayments	—	135	506
Accrued expenses and other current liabilities	(4,129)	(1,852)	5,907
Income tax payable	394	(333)	—
Amounts due to shareholders	67	—	(261)
Amounts due to affiliated companies	1,724	7	(85)
Amounts due to subsidiaries	1,189	(238)	(142)

Net cash used in operating activities	(7,886)	(9,536)	(11,098)

CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(497,325)	(277,945)	(330,680)
Amounts due from subsidiaries	1,800	(26,975)	(1,825)
Repayment of advance to a subsidiary	1,337	10,512	11,126
Change in restricted cash	368,177	—	(353,278)

Net cash used in investing activities	(126,011)	(294,408)	(674,657)

CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on long-term debt	(721,455)	—	—
Purchase of shares under trust arrangement for future vesting of restricted shares	(8,770)	—	—
Proceeds from exercise of share options	4,017	3,599	4,565
Advance from a subsidiary	860,632	225,427	56,140
Payment of deferred financing cost	—	—	(6,899)
Proceeds from long-term debt	—	—	706,556

Net cash provided by financing activities	134,424	229,026	760,362

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	527	(74,918)	74,607
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,887	77,805	3,198

CASH AND CASH EQUIVALENTS AT END OF YEAR	$3,414	$2,887	$77,805

MELCO CROWN ENTERTAINMENT LIMITED

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1

FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENT SCHEDULE 1

(In thousands of U.S. dollars, except share and per share data)

1.	Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year. As of December 31, 2013 and 2012, approximately $3,473,000 and $2,651,000, respectively of the restricted net assets were not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2013, 2012 and 2011.
2.	Basis of Presentation

The condensed financial information has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investments in subsidiaries.